Investments in associates and joint ventures - Summary income statement of Moet Hennesy (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of associates [line items]
Sales	£ 15,452	£ 12,733	£ 11,752
Profit for the year	3,338	2,799	1,454
Total comprehensive income	4,820	1,934	1,290
Moet Hennessy
Disclosure of associates [line items]
Sales	5,553	4,819	4,425
Profit for the year	1,250	985	838
Total comprehensive income	£ 1,269	£ 999	£ 765